Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030126
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,568	$11,790	$11,648
Jun-2018	$12,912	$13,484	$13,084
Jun-2019	$14,517	$14,889	$14,108
Jun-2020	$13,864	$16,006	$13,792
Jun-2021	$19,325	$22,536	$20,660
Jun-2022	$16,716	$20,144	$17,087
Jun-2023	$19,410	$24,091	$19,637
Jun-2024	$22,226	$30,006	$22,165
Jun-2025	$25,415	$34,556	$25,536
Jun-2026	$27,494	$42,271	$31,060

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	7.91%	8.18%	7.31%	10.64%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,818,087,566
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,885,151
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,818,087,566 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$7,885,151 Portfolio turnover6%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.3%
Professional Services	0.6%
Diversified Financial Services	0.7%
Software	1.0%
Money Market Funds	1.1%
Banks	2.2%
Road & Rail	2.2%
Life Sciences Tools & Services	2.3%
Hotels, Restaurants & Leisure	2.8%
Health Care Equipment & Supplies	3.6%
Trading Companies & Distributors	4.1%
Construction Materials	4.8%
Capital Markets	7.5%
Semiconductors & Semiconductor Equipment	7.6%
Specialty Retail	10.0%
Machinery	11.8%
Insurance	16.9%
Electronic Equipment, Instruments & Components	20.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ross Stores, Inc.	6.8%
Amphenol Corporation - Class A	6.6%
Analog Devices, Inc.	6.3%
Markel Group, Inc.	5.8%
IDEX Corporation	5.4%
Keysight Technologies, Inc.	5.0%
Brookfield Corporation - Class A	4.9%
Vulcan Materials Company	4.8%
Brown & Brown, Inc.	4.4%
Fastenal Company	4.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000164665
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$500,000	$500,000	$500,000
Jun-2017	$578,875	$589,481	$582,419
Jun-2018	$647,274	$674,213	$654,207
Jun-2019	$728,999	$744,449	$705,400
Jun-2020	$697,626	$800,320	$689,600
Jun-2021	$974,110	$1,126,804	$1,033,012
Jun-2022	$844,281	$1,007,185	$854,340
Jun-2023	$982,172	$1,204,533	$981,846
Jun-2024	$1,126,707	$1,500,319	$1,108,263
Jun-2025	$1,290,885	$1,727,822	$1,276,779
Jun-2026	$1,398,798	$2,113,559	$1,552,996

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	7.99%	8.36%	7.51%	10.84%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.
AssetsNet	$ 1,818,087,566
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,885,151
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,818,087,566 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$7,885,151 Portfolio turnover6%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.3%
Professional Services	0.6%
Diversified Financial Services	0.7%
Software	1.0%
Money Market Funds	1.1%
Banks	2.2%
Road & Rail	2.2%
Life Sciences Tools & Services	2.3%
Hotels, Restaurants & Leisure	2.8%
Health Care Equipment & Supplies	3.6%
Trading Companies & Distributors	4.1%
Construction Materials	4.8%
Capital Markets	7.5%
Semiconductors & Semiconductor Equipment	7.6%
Specialty Retail	10.0%
Machinery	11.8%
Insurance	16.9%
Electronic Equipment, Instruments & Components	20.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ross Stores, Inc.	6.8%
Amphenol Corporation - Class A	6.6%
Analog Devices, Inc.	6.3%
Markel Group, Inc.	5.8%
IDEX Corporation	5.4%
Keysight Technologies, Inc.	5.0%
Brookfield Corporation - Class A	4.9%
Vulcan Materials Company	4.8%
Brown & Brown, Inc.	4.4%
Fastenal Company	4.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000030128
Shareholder Report [Line Items]
Fund Name	FAM DIVIDEND FOCUS FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Dividend Focus Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,696	$11,790	$11,648
Jun-2018	$13,004	$13,484	$13,084
Jun-2019	$15,558	$14,889	$14,108
Jun-2020	$15,246	$16,006	$13,792
Jun-2021	$21,449	$22,536	$20,660
Jun-2022	$18,722	$20,144	$17,087
Jun-2023	$22,799	$24,091	$19,637
Jun-2024	$26,423	$30,006	$22,165
Jun-2025	$28,411	$34,556	$25,536
Jun-2026	$27,668	$42,271	$31,060

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	2.57%	-2.61%	5.22%	10.71%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-dividend-focus-fund/ for updated performance information.
AssetsNet	$ 635,786,114
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,947,937
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$635,786,114 Number of Portfolio Holdings29 Advisory Fee $2,947,937 Portfolio turnover8%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.2%
Real Estate Management & Development	0.3%
Communications Equipment	1.5%
Containers & Packaging	2.0%
Textiles, Apparel & Luxury Goods	2.3%
Money Market Funds	2.6%
Professional Services	2.8%
Machinery	2.8%
Capital Markets	3.5%
Trading Companies & Distributors	4.5%
Electronic Equipment, Instruments & Components	4.5%
IT Services	5.7%
Insurance	6.2%
Specialty Retail	6.6%
Aerospace & Defense	6.8%
Building Products	8.9%
Health Care Equipment & Supplies	9.2%
Construction Materials	9.6%
Semiconductors & Semiconductor Equipment	9.7%
Commercial Services & Supplies	10.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies plc	8.9%
HEICO Corporation - Class A	6.8%
Ross Stores, Inc.	6.6%
Arthur J. Gallagher & Company	6.2%
Stryker Corporation	5.3%
Microchip Technology, Inc.	5.1%
Republic Services, Inc.	5.0%
Martin Marietta Materials, Inc.	5.0%
Entegris, Inc.	4.6%
Vulcan Materials Company	4.6%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000110096
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,585	$11,790	$12,460
Jun-2018	$12,781	$13,484	$14,649
Jun-2019	$12,693	$14,889	$14,164
Jun-2020	$11,710	$16,006	$13,226
Jun-2021	$18,046	$22,536	$21,429
Jun-2022	$16,473	$20,144	$16,029
Jun-2023	$18,974	$24,091	$18,002
Jun-2024	$20,537	$30,006	$19,812
Jun-2025	$22,450	$34,556	$21,334
Jun-2026	$20,141	$42,271	$30,034

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-1.46%	-10.28%	2.22%	7.25%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 310,630,106
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,437,055
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$310,630,106 Number of Portfolio Holdings26 Advisory Fee $1,437,055 Portfolio turnover11%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	-0.2%
Hotels, Restaurants & Leisure	2.7%
Media	3.2%
Road & Rail	3.3%
Gas Utilities	3.3%
Banks	3.7%
Chemicals	3.9%
Money Market Funds	4.1%
Health Care Providers & Services	4.1%
Trading Companies & Distributors	4.2%
Specialty Retail	4.4%
Building Products	4.4%
Electrical Equipment	4.5%
Software	5.5%
Machinery	6.8%
Diversified Consumer Services	7.9%
Real Estate Management & Development	8.6%
Insurance	12.6%
Professional Services	13.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CBIZ, Inc.	5.6%
Baldwin Insurance Group, Inc. (The)	5.3%
Frontdoor, Inc.	4.7%
Colliers International Group, Inc.	4.6%
Novanta, Inc.	4.5%
Floor & Decor Holdings, Inc. - Class A	4.4%
Casella Waste Systems, Inc. - Class A	4.3%
SiteOne Landscape Supply, Inc.	4.2%
Trisura Group Ltd.	4.1%
Chemed Corporation	4.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000164667
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	https://fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Jun-2016	$500,000	$500,000	$500,000
Jun-2017	$580,135	$589,481	$623,004
Jun-2018	$640,944	$674,213	$732,440
Jun-2019	$637,230	$744,449	$708,201
Jun-2020	$588,500	$800,320	$661,282
Jun-2021	$907,501	$1,126,804	$1,071,446
Jun-2022	$829,378	$1,007,185	$801,469
Jun-2023	$956,532	$1,204,533	$900,103
Jun-2024	$1,036,171	$1,500,319	$990,619
Jun-2025	$1,133,700	$1,727,822	$1,066,711
Jun-2026	$1,017,723	$2,113,559	$1,501,703

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	-1.44%	-10.23%	2.32%	7.37%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.
AssetsNet	$ 310,630,106
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,437,055
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$310,630,106 Number of Portfolio Holdings26 Advisory Fee $1,437,055 Portfolio turnover11%
Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	-0.2%
Hotels, Restaurants & Leisure	2.7%
Media	3.2%
Road & Rail	3.3%
Gas Utilities	3.3%
Banks	3.7%
Chemicals	3.9%
Money Market Funds	4.1%
Health Care Providers & Services	4.1%
Trading Companies & Distributors	4.2%
Specialty Retail	4.4%
Building Products	4.4%
Electrical Equipment	4.5%
Software	5.5%
Machinery	6.8%
Diversified Consumer Services	7.9%
Real Estate Management & Development	8.6%
Insurance	12.6%
Professional Services	13.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CBIZ, Inc.	5.6%
Baldwin Insurance Group, Inc. (The)	5.3%
Frontdoor, Inc.	4.7%
Colliers International Group, Inc.	4.6%
Novanta, Inc.	4.5%
Floor & Decor Holdings, Inc. - Class A	4.4%
Casella Waste Systems, Inc. - Class A	4.3%
SiteOne Landscape Supply, Inc.	4.2%
Trisura Group Ltd.	4.1%
Chemed Corporation	4.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.